Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Schedule of Noncontrolling Interest
The following table sets forth the number of noncontrolling common units of the Operating Partnership outstanding and the aggregate redemption value of those units based on the closing market price of our common stock on the New York Stock Exchange (“NYSE”) as well as the ownership interest of those units in the Operating Partnership on each respective date:

	December 31, 2012	December 31, 2011
Outstanding noncontrolling common units of the Operating Partnership	170,526	6,446,777
Ownership interest in MPG Office, L.P. of outstanding noncontrolling common units	0.3%	11.3%
Aggregate redemption value of outstanding noncontrolling common units of the Operating Partnership (in millions)	$0.5	$12.8